CONTRACTUAL TRANSMISSION ASSETS - Components & Execution of Contractual Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONTRACTUAL TRANSMISSION ASSETS
Contractual transmission assets, Current	R$ 1,116,009	R$ 1,302,959
Contractual transmission assets, Non-current	13,744,276	13,268,837
Total contract assets	14,860,285	R$ 14,571,796	R$ 14,330,101
Execution of Contractual Assets
Contractual Assets - RAP	12,424,260
Contractual Assets - Compensation	R$ 2,436,025